Cover	Sep. 22, 2022
Cover [Abstract]
Entity Registrant Name	Dynatronics Corporation
Entity Central Index Key	0000720875
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 22, 2022
Entity Incorporation State Country Code	UT
Entity Tax Identification Number	87-0398434
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-12697
Entity Address Address Line 1	1200 Trapp Rd
Entity Address City Or Town	Eagan
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55121
City Area Code	801
Local Phone Number	568-7000
Security 12b Title	Common stock, no par value
Trading Symbol	DYNT
Security Exchange Name	NASDAQ
Pre Commencement Tender Offer	false